Regulatory Assets and Liabilities (Schedule of Regulatory Assets) (Detail) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Regulatory Assets [Line Items]
Regulatory assets-current		$ 1,294		$ 1,294		$ 1,883	[1]
Regulatory assets-noncurrent		8,065		8,065		8,265	[1]
Total regulatory assets		9,359		9,359		10,148
Virginia Electric and Power Company
Regulatory Assets [Line Items]
Regulatory assets-current		627		627		1,140	[2]
Regulatory assets-noncurrent		4,151		4,151		4,247	[2]
Total regulatory assets		4,778		4,778		5,387
Impairment of assets and other charges		38	$ 409	$ 45	$ 413
Weighted Average
Regulatory Assets [Line Items]
Weighted average useful life				25 years
Weighted Average | Virginia Electric and Power Company
Regulatory Assets [Line Items]
Weighted average useful life				24 years
SCANA
Regulatory Assets [Line Items]
Electric service customers over period				20 years
Deferred cost of fuel used in electric generation
Regulatory Assets [Line Items]
Regulatory assets-current	[3]	401		$ 401		603
Regulatory assets-noncurrent	[3]	1,310		1,310		1,551
Deferred cost of fuel used in electric generation | Virginia Electric and Power Company
Regulatory Assets [Line Items]
Regulatory assets-current	[3]	50		50		133
Regulatory assets-noncurrent	[3]	1,310		1,310		1,551
Deferred rider costs for Virginia electric utility
Regulatory Assets [Line Items]
Regulatory assets-current	[4]	57		57		152
Regulatory assets-noncurrent	[4]	610		610		363
Deferred rider costs for Virginia electric utility | Virginia Electric and Power Company
Regulatory Assets [Line Items]
Regulatory assets-current	[4]	57		57		152
Regulatory assets-noncurrent	[4]	610		610		363
Impairment of assets and other charges				36
Impairment of assets and other charges after tax				27
Ash pond and landfill closure costs
Regulatory Assets [Line Items]
Regulatory assets-current	[5]	181		181		221
Regulatory assets-noncurrent	[5]	2,024		$ 2,024		2,051
Regulatory assets expected collection period commencing year				2021
Ash pond and landfill closure costs | Virginia Electric and Power Company
Regulatory Assets [Line Items]
Regulatory assets-current	[5]	181		$ 181		221
Regulatory assets-noncurrent	[5]	2,021		$ 2,021		2,049
Ash pond and landfill closure costs | Maximum
Regulatory Assets [Line Items]
Regulatory assets amounts expected collection period				18 years
Ash pond and landfill closure costs | Minimum
Regulatory Assets [Line Items]
Regulatory assets amounts expected collection period				15 years
Deferred nuclear refueling outage costs
Regulatory Assets [Line Items]
Regulatory assets-current	[6]	84		$ 84		83
Deferred nuclear refueling outage costs | Virginia Electric and Power Company
Regulatory Assets [Line Items]
Regulatory assets-current	[6]	82		82		83
NND Project Costs
Regulatory Assets [Line Items]
Regulatory assets-current	[7]	138		138		138
Regulatory assets-noncurrent	[7]	2,018		2,018		2,088
Deferred early plant retirement charges
Regulatory Assets [Line Items]
Regulatory assets-current	[8]	113		113		226
Deferred early plant retirement charges | Virginia Electric and Power Company
Regulatory Assets [Line Items]
Regulatory assets-current	[8]	113		113		226
Derivatives
Regulatory Assets [Line Items]
Regulatory assets-current	[9]	84		84		256
Regulatory assets-noncurrent	[9]	183		183		254
Derivatives | Virginia Electric and Power Company
Regulatory Assets [Line Items]
Regulatory assets-current	[9]	81		81		251
Regulatory assets-noncurrent	[9]	79		79		148
Other
Regulatory Assets [Line Items]
Regulatory assets-current		236		236		204
Regulatory assets-noncurrent		494		494		518
Other | Virginia Electric and Power Company
Regulatory Assets [Line Items]
Regulatory assets-current		63		63		74
Regulatory assets-noncurrent		131		131		132
Unrecognized Pension and Other Postretirement Benefit Costs
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	[10]	873		873		891
Unrecognized Pension and Other Postretirement Benefit Costs | Virginia Electric and Power Company
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	[10]	0		0		4
Pension and Other Postretirement Benefit Plan Assets and Obligations | East Ohio, PSNC and Questar Gas Transactions [Member]
Regulatory Assets [Line Items]
Total regulatory assets		314		314		302
Interest rate hedges
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	[11]	169		169		169
Interest rate hedges | Virginia Electric and Power Company
Regulatory Assets [Line Items]
Regulatory assets-noncurrent		0		0		0
AROs and related funding
Regulatory Assets [Line Items]
Regulatory assets-noncurrent	[12]	$ 384		$ 384		$ 380
Amortization period for deferred costs		105 years		105 years
Deferred Project Costs | Maximum
Regulatory Assets [Line Items]
Amortization period for deferred costs		18 months		18 months

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date and recast for certain events as discussed in Note 1.
[2]	Virginia Power’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date.
[3]	Reflects deferred fuel expenses for the Virginia and North Carolina jurisdictions of Virginia Power's electric generation operations and additionally for Dominion Energy, deferred fuel expenses for the South Carolina jurisdiction of its electric generation operations.
[4]	Reflects deferrals under Virginia Power’s electric transmission FERC formula rate and the deferral of costs associated with certain current and prospective rider projects. In the second quarter of 2023, Virginia Power recorded a charge of $36 million ($27 million after-tax), included in impairment of assets and other charges in its Consolidated Statements of Income, for the write-off of certain previously deferred amounts related to Riders R, S and W in connection with the cessation of such riders effective July 2023. See Note 13 for additional information.
[5]	Primarily reflects legislation in Virginia which requires any CCR asset located at certain Virginia Power stations to be closed by removing the CCR to an approved landfill or through beneficial reuse. These deferred costs are expected to be collected over a period between 15 and 18 years commencing December 2021 through Rider CCR. Virginia Power is entitled to collect carrying costs on uncollected expenditures once expenditures have been made.

[6]	Legislation in Virginia requires Virginia Power to defer operation and maintenance costs incurred in connection with the refueling of any nuclear-powered generating plant. These deferred costs will be amortized over the refueling cycle, not to exceed 18 months.
[7]	Reflects expenditures by DESC associated with the NND Project, which pursuant to the SCANA Merger Approval Order, will be recovered from DESC electric service customers over a 20-year period ending in 2039.
[8]	Reflects amounts from the early retirements of certain coal- and oil-fired generating units to be amortized through 2023 in accordance with the settlement of the 2021 Triennial Review. See Note 13 to the Consolidated Financial Statements in the Companies’ Annual Report on Form 10-K for the year ended December 31, 2022 for additional information.
[9]	Represents changes in the fair value of derivatives, excluding separately presented interest rate hedges, that following settlement are expected to be recovered from or refunded to customers.
[10]	Represents unrecognized pension and other postretirement employee benefit costs expected to be recovered or refunded through future rates generally over the expected remaining service period of plan participants by certain of Dominion Energy's rate-regulated subsidiaries. Includes $314 million and $302 million of regulatory assets in aggregate at June 30, 2023 and December 31, 2022, respectively, related to retained pension and other postretirement benefit plan assets and obligations for the East Ohio, PSNC and Questar Gas Transactions which will be reclassified to AOCI upon closing of each transaction.
[11]	Reflects interest rate hedges recoverable from or refundable to customers. Certain of these instruments are settled and any related payments are being amortized into interest expense over the life of the related debt, which has a weighted-average useful life of approximately 25 years and 24 years for Dominion Energy and Virginia Power, respectively, as of June 30, 2023.
[12]	Represents uncollected costs, including deferred depreciation and accretion expense, related to legal obligations associated with the future retirement of generation, transmission and distribution properties. The AROs primarily relate to DESC’s electric generating facilities, including Summer, and are expected to be recovered over the related property lives and periods of decommissioning which may range up to approximately 105 years.